Non-Competition Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

Non-competition agreements consist of the following as of December 31, 2012 and 2011:

Non-competition agreements - net, at January 1, 2011	$420,000
Amortization for the year ended December 31, 2011	(240,000)
Non-competition agreements - net, at December 31, 2011	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	$30,000